RELATED PARTIES - Additional Information (Details) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 15, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Aug. 26, 2022
RELATED PARTIES [Line Items]
Repayment of promissory note - related party				$ 118,249
Expenses incurred and paid				20,000			$ 240,000
Promissory Note - Related Party
RELATED PARTIES [Line Items]
Aggregate principal amount								$ 347,367
Amount outstanding under Promissory Note		$ 347,367			$ 347,367
Related Party Loans
RELATED PARTIES [Line Items]
Maximum borrowing capacity of related party promissory note				$ 0			0
Loan conversion agreement warrant		$ 1,500,000			$ 1,500,000		$ 1,500,000
Price of warrant		$ 1.00			$ 1.00		$ 1.00
Related Party Loans | Working capital loans warrant
RELATED PARTIES [Line Items]
Outstanding balance of related party note		$ 0			$ 0		$ 0
Sponsor | Administrative Services Agreement
RELATED PARTIES [Line Items]
Expenses per month	$ 20,000
Expenses incurred and paid		$ 60,000	$ 60,000		$ 180,000	$ 180,000